Financial risk management	12 Months Ended
Dec. 31, 2025
Financial risk management
Financial risk management

23.   Financial risk management

The Group is exposed to market risks primarily result from changes in concentration of credit risks, foreign currency exchange rates and interest rates arising from financial instruments.

To mitigate these risks, the Group engages in both derivative and non-derivative financial instruments. All transactions involving derivative and non-derivative instruments for risk management purposes are conducted by employees who possess the required skills, experience, and appropriate oversight. The Group does not engage in speculative investments in derivatives or any other high-risk assets.

23.1     Fair value hierarchy of financial instruments

The Group has financial instruments measured at fair value, which are classified as defined in the note 3.22. The estimated fair value of the Group’s financial instruments considered the following methods and assumptions:

•	Cash and cash equivalents: Classified as Level 1 when quoted prices in active markets exist; otherwise Level 2;
•

Loans and borrowings: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. The contractual flow of loans and borrowings is adjusted to the future value of the liabilities considering the interest until maturity;

•

Lease liabilities: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. The contractual flow of lease liabilities is adjusted to the future value of the liabilities considering the interest until maturity;

•

Accounts payable for business acquired: classified as financial liabilities measured at amortized cost and are recorded at their contractual values. Some contractual flow of this obligation is adjusted to the future value of the liabilities considering the interest until maturity; and

•

Derivative financial instruments: The financial instruments were valued by calculating the present value using market curves that impact the specific instrument on the calculation dates. For this, future curves of CDI and SOFR, exchange coupon, and currency quotation are used. For interest rate swaps, the present value of the asset position and the liability position are both estimated by discounting cash flows at the interest rate of the currency in which the swap is denominated. The difference between the present value of the asset and the liability position of the swap generates its fair value.

The table excludes fair value information for financial assets and financial liabilities that are not measured at fair value, provided that the carrying amount is a reasonable approximation of fair value.

			December 31, 2025
Financial assets	Note	Level	Fair value	Carrying amount
Derivative financial instruments	14	2	190	190
Short-term financial investments	5	2	35,574	35,574

Financial liabilities
Derivative financial instruments	14	2	(512)	(512)
Loans and borrowings	10	2	(121,935)	(122,628)

			December 31, 2024
Financial assets	Note	Level	Fair value	Carrying amount
Derivative financial instruments	14	2	723	723
Short-term financial investments	5	2	47,913	47,913

Financial liabilities
Derivative financial instruments	14	2	(2,370)	(2,370)
Loans and borrowings	10	2	(136,608)	(138,735)

For other financial instruments recognized by the Group, due to their short-term nature, their carrying amounts approximate fair value and therefore they are not included in the fair value disclosures nor in the fair value hierarchy. It includes accounts receivable and trade and other payables.

23.2       Market risks

The Group is exposed to market risks arising from its normal business activities, including fluctuations in inflation, interest rates, and exchange rates. Consequently, the Group's operating results may be impacted by changes in economic policies, particularly those related to short- and long-term interest rates, inflation targets, and exchange rate policies. Exposures to market risk are assessed using sensitivity analysis.

23.2.1     Currency risk

The Group is exposed to foreign exchange risk to the extent that there is a mismatch between the currencies in which sales, purchases, receivables, and borrowings are denominated and the respective functional currencies of the Parent Company and its subsidiaries.

Therefore, foreign exchange risk is inherent to the Group’s business model. The Group’s revenue is mainly denominated in the functional currency of the Group’s subsidiaries. On the other hand, significant part of the Group’s employee expenses are denominated in Brazilian Reais. The Group is exposed to exchange rate risk on some of its financial investments, trade and other payables, accounts receivable, loans and borrowings, accounts payable for business acquired and derivatives.

The exposure to significant exchange rate fluctuations is detailed as follows:

	December 31, 2025
	US$	Other currencies
Accounts receivable	4,156	538
Trade and other payables	(282)	-
Derivatives	(514)	-
Loans and borrowings	(34,832)	-
Net exposure	(31,472)	538

	December 31, 2024
	US$	Other currencies
Accounts receivable	6,676	1,384
Restricted cash - escrow account	-	4,247
Derivatives	(2,370)	-
Loans and borrowings	(27,043)	-
Accounts payable for business acquired	-	(4,265)
Net exposure	(22,737)	1,366

23.2.2      Sensitivity analysis for currency risk

Based on information from rating agencies, the Group estimates that, in a reasonably possible scenario, the foreign exchange rate variation against the R$ on December 31, 2025, will result in a depreciation of -0.04% for the US$. The Group conducted a historical analysis of the past 10 years of its exposure and the impact on its results due to currency volatility. This analysis revealed an average variation of approximately 9% for the US$ in an adverse scenario, and 29% for the US$ in a remote scenario compared to current exchange rates.

	US$ exposure
	Exchange rate	December 31, 2025
Assets (liabilities) net exposure	5.5024	(31,472)

Effects on profit or loss

Reasonably possible scenario -0.04%	5.5003	12
Exchange rate depreciation -9%	5.0072	2,832
Exchange rate depreciation -29%	3.9067	9,127
Exchange rate appreciation +9%	5.9976	(2,832)
Exchange rate appreciation +29%	7.0981	(9,127)

23.2.3     Cash flow hedge of highly probable forecasted transactions

The Group designates hedging relationships to account for the effects of the existing hedge between a foreign exchange gain or loss from portions of its long-term debt obligations (denominated in US$) and foreign exchange gain or loss of its highly probable future revenues (denominated in US$). This approach ensures that gains or losses associated with the hedged transaction (the highly probable future revenues denominated in US$) and the hedging instrument (debt obligations) are recognized in the statement of profit or loss in the same reporting periods.

The schedule of cash flow hedge involving the Group´s forecasted revenues as of December 31, 2025, is presented below:

Hedging instrument	Hedged transaction	Nature of the risk	Maturity date	US$	R$
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly revenues	Foreign Currency – R$ versus US$ Spot Rate
Export credit note			2022 to 2026	9,000	49,516
Advance on foreign exchange contract			2026	25,000	137,545
Total amounts designated as of December 31, 2025				34,000	187,061

The rollforward of the amount of exchange variations accumulated in other comprehensive income, resulting from realized and forecasted revenues, is presented below:

	December 31, 2024	Effective portion of changes in fair value recognized in other comprehensive income	Reclassified to the statements of profit or loss	Tax effect	December 31, 2025
Export credit note	(3,132)	2,019	976	(1,035)	(1,172)
Advance on foreign exchange contract	(934)	785	439	(423)	(133)
Total	(4,066)	2,804	1,415	(1,458)	(1,305)

	January 1, 2024	Effective portion of changes in fair value recognized in other comprehensive income	Reclassified to the statements of profit or loss	Tax effect	December 31, 2024
Export credit note	(442)	(4,905)	888	1,327	(3,132)
Advance on foreign exchange contract	(60)	(1,305)	-	431	(934)
Total	(502)	(6,210)	888	1,758	(4,066)

As of December 31, 2025, the total of the hedge accounting effects expected for the next 12 months correspond to US$ 5,396.

23.2.4     Interest rate risk

As of December 31, 2025, the Group held financial assets and liabilities linked to interest rates. The sensitivity analysis considered the impact on annual interest solely for positions exposed to these fluctuations. Additionally, the Group engages in derivative contracts to mitigate this risk.

The summarized exposure to the interest rate variation is as follows:

	December 31, 2025		December 31, 2024
	CDI	SOFR	CDI	SOFR
Short-term financial investments	9,639	-	31,758	-
Loans and borrowings	(32,498)	(58,939)	(35,195)	(80,454)
Accounts payable for business acquired	(5,046)	-	(5,490)	-
Derivatives (interest rate swap)	-	9,120	-	16,746
Net exposure	(27,905)	(49,819)	(8,927)	(63,708)

23.2.5     Sensitivity analysis for interest rate risk

Based on information from rating agencies, the group estimates that, in a reasonably possible scenario, interest rates could decrease by up to 7.18%, for CDI and by up to 9.23% for SOFR as of December 31, 2025. The Group has conducted a historical analysis of the past 10 years to assess exposure and the impact of interest rate changes on its results, considering an adverse and a remote scenario compared to current interest rates, and observed a variation of 13% and 49%, respectively, for CDI. Due to the limited historical data and stability of SOFR, the Group does not consider a remote or adverse scenario for this interest rate.

	CDI exposure		SOFR exposure
	Interest rate p.a.	December 31, 2025	Interest rate p.a.	December 31, 2025
Assets(liabilities) net exposure	14.90%	(27,905)	3.79%	(49,819)

Effects on profit or loss

Reasonably possible scenario -7.18% CDI	13.83%	299	-	-
Reasonably possible scenario -9.23% SOFR	-	-	3.44%	174
Interest rate decrease-13%	12.96%	541	-	-
Interest rate decrease-49%	7.60%	2,037	-	-
Interest rate increase +13%	16.84%	(541)	-	-
Interest rate increase +49%	22.20%	(2,037)	-	-

23.2.6     Credit risk

The Group employs a simplified standard approach for commercial financial assets, whereby the provision for losses is assessed over the remaining life of the asset. For additional details regarding the expected credit losses related to accounts receivable and contract assets, please refer to Note 6.

In addition, the Group is exposed to credit risk with respect to financial guarantees granted to banks.

The Group held cash and cash equivalents of US$ 47,864 on December 31, 2025 (US$ 56,621 as of December 31, 2024). The cash and cash equivalents are held with bank and financial institution counterparties, which are rated BB+ to AAA, based on Standard & Poor’s, Moody’s and Fitch ratings.

The carrying amount of financial assets represents the maximum credit exposure. The maximum credit risk exposure on the date of the consolidated financial statements is:

	Note	December 31, 2025	December 31, 2024
Cash and cash equivalents	5	47,864	56,621
Accounts receivable and contract assets	12	131,548	115,973
Derivatives	14	190	723
Other assets (current and non-current)		7,541	8,286
Total		187,143	181,603

As of 31 December 2025, the exposure to credit risk for accounts receivable, contract assets and other assets by country was as follows:

	December 31, 2025	December 31, 2024
Brazil	79,310	41,319
United States of America	48,785	68,427
Other countries	10,994	14,513
Total	139,089	124,259

23.3 Liquidity risk

The Group monitors liquidity risk by effectively managing its cash resources and financial investments. Liquidity risk is further mitigated cash flow projection, which aims to ensure the availability of funds to meet both operational and financial obligations. Additionally, the Group maintains approved credit lines with financial institutions to uphold adequate liquidity levels in the short, medium and long term. The following table outlines the remaining contractual maturities of financial liabilities as of the reporting date. The amounts presented are gross and undiscounted, including contractual interest payments and excluding the impact of netting agreements:

		December 31, 2025
	Note	Carrying amount	Contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Financial liabilities
Trade and other payables		5,192	5,192	5,192	-	-	-
Loans and borrowings	10	122,628	136,532	44,633	20,410	45,792	25,697
Lease liabilities	11	8,303	9,597	2,342	1,806	3,120	2,329
Accounts payable for business acquired	12	5,233	6,343	64	1,387	4,892	-
Contract liability		4,021	4,021	4,021	-	-	-
Other liabilities (current and non-current)		5,187	5,187	3,004	29	58	2,096
Derivatives	14	512	512	512	-	-	-
Total		151,076	167,384	59,768	23,632	53,862	30,122

		December 31, 2024
	Note	Carrying amount	Contractual cash flow	6 months or less	6-12 months	1-2 years	2-5 Years
Financial liabilities
Trade and other payables		4,803	4,803	4,803	-	-	-
Loans and borrowings	10	138,735	161,076	15,714	40,168	46,012	59,182
Lease liabilities	11	9,495	10,443	2,425	1,984	3,297	2,737
Accounts payable for business acquired	12	9,911	10,081	4,938	1,489	1,713	1,941
Contract liability		6,766	6,766	6,766	-	-	-
Other liabilities (current and non-current)		5,586	5,586	3,763	-	47	1,776
Derivatives	14	2,370	2,370	2,370	-	-	-
Total		177,666	201,125	40,779	43,641	51,069	65,636